Commitments and Contingent Liabilities (Details) ¥ in Millions		1 Months Ended	12 Months Ended
	Jan. 28, 2021 filer	Mar. 31, 2024 JPY (¥) lawsuit	Mar. 31, 2024 JPY (¥) lawsuit	Mar. 31, 2023 JPY (¥) filer	Dec. 31, 2013 lawsuit
Disclosure of contingent liabilities [line items]
Contractual commitments for acquisition of property, plant and equipment		¥ 31,083	¥ 31,083
Contractual commitments for acquisition of intangible assets		1,331,364	1,331,364
Aggregate provisions for legal and other disputes		¥ 22,342	22,342	¥ 64,290
Provision used, other provisions			¥ 1,109,294	¥ 985,905
ACTOS | U.S.
Disclosure of contingent liabilities [line items]
Number of lawsuits | lawsuit		6,100	6,100
ACTOS | Outside the U.S.
Disclosure of contingent liabilities [line items]
Number of lawsuits | lawsuit		1	1
TRINTELLIX
Disclosure of contingent liabilities [line items]
Notices received, number of filers | filer				16
Lawsuits resolved before trial, number of filers | filer				10
Trial, number of filers | filer	6
ACTOS Antitrust Litigation
Disclosure of contingent liabilities [line items]
Number of lawsuits | lawsuit					2
AbbVie Supply Agreement Litigation
Disclosure of contingent liabilities [line items]
Provision used, other provisions		¥ 505
AbbVie Supply Agreement Litigation | Other Operating Expenses
Disclosure of contingent liabilities [line items]
Gains (losses) on litigation settlements			¥ (26,405)
AbbVie Supply Agreement Litigation | Finance Expenses
Disclosure of contingent liabilities [line items]
Gains (losses) on litigation settlements			¥ (7,141)